Events After the Close of the Fiscal Year	12 Months Ended
Dec. 31, 2018
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Events After the Close of the Fiscal Year

Note 24: Events After the Close of the Fiscal Year

On January 3, 2019, the Company announced the following changes to its leadership team as the Company strengthens its organizational competencies in the development of the Viaskin® platform:

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DBV’s Chief Scientific Officer (CSO), Dr. Hugh Sampson, assumed the role of interim Chief Medical Officer (CMO) effective on January 3, 2019. Dr. Sampson succeeded Dr. Lucia Septien-Velez, who decided to leave the Company to pursue other opportunities. As CSO and interim CMO, Dr. Sampson leads both the scientific and medical teams at the Company and reports to Daniel Tassé, Chief Executive Officer of DBV Technologies.

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Following recent interactions with the U.S. Food and Drug Administration (FDA), Julie O’Neill, a member of DBV’s Board of Directors, was engaged to direct all product development, manufacturing, supply chain, quality assurance, and end-to-end process optimization at the Company. She directly advises Daniel Tassé. Julie, who was appointed to DBV’s Board of Directors in 2017, continues to serve as a director, while overseeing the anticipated submission of the Viaskin® Peanut BLA in children 4 to 11 years of age. Most recently, Julie was Executive Vice President, Global Operations for Alexion Pharmaceuticals Inc.

A class action complaint was filed on January 15, 2019 in the United States District Court for the District of New Jersey, entitled Travis Ito-Stone v. DBV Technologies, et al., Case No. 2:19-cv-00525. The complaint alleges that the Company and its former Chief Executive Officer, its current Chief Executive Officer and its Deputy Chief Executive Officer violated certain federal securities laws, specifically under Sections 10(b) and 20(a) of the Exchange Act, and Rule 10b-5 promulgated thereunder. The plaintiff seeks unspecified damages on behalf of a purported class of purchasers of our securities between February 14, 2018 and December 19, 2018. The Company believes that the allegations contained in the complaint are without merit and intend to defend the case vigorously. However, whether or not the plaintiff’s claims are successful, this type of litigation is often expensive and diverts management’s attention and resources, which could adversely affect the operation of the Company’s business. If the Company is ultimately required to pay significant defense costs, damages or settlement amounts, such payments could adversely affect its operations.

The Company may be the target of similar litigation in the future. Any future litigation could result in substantial costs and divert management’s attention and resources, which could cause serious harm to the Company’s business, operating results and financial condition. The company maintains liability insurance; however, if any costs or expenses associated with this or any other litigation exceed its insurance coverage, the Company may be forced to bear some or all of these costs and expenses directly, which could be substantial.

On February 13, 2019, the Company announced that expects to resubmit its BLA for Viaskin® Peanut for the treatment of peanut allergic children 4 to 11 years of age in the third quarter of 2019.

On March 4, 2019, the board of directors appointed existing board member, Michel de Rosen, as Non-Executive Chairman of the board. Mr. de Rosen succeeds the Company’s co-founder, Dr. Benhamou, who retired from his position as DBV’s Non-Executive Chairman and board member. Dr. Benhamou joined the Company’s Scientific Advisory Board on March 4, 2019. Additionally, Mr. Tassé was appointed to the board of directors, replacing Dr. Benhamou. With these changes, DBV’s board of directors currently consists of eight directors.

On March 5, 2019, the Company also provided an update on leadership and operational changes:

•	Charles Ruban, former Chief Operating Officer, who oversaw regulatory, product development and commercial operations, resigned from the Company to pursue new opportunities, effective March 15, 2019.

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Laurent Martin, former Chief Development Officer, resigned from his regulatory and product development role, effective March 15, 2019. Mr. Martin continues to serve as DBV’s Pharmacien Responsable (Responsible Pharmacist) in accordance with applicable regulations in France while a search for a replacement is planned.

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Kevin Trapp, Chief Commercial Officer, currently reports to Mr. Tassé. In addition, Mr. Martin’s primary responsibilities were assumed by Julie O’Neill, DBV’s manufacturing and operations leader, who oversees product development, manufacturing, supply chain, quality assurance, and end-to-end process optimization at the Company. As announced in January 2019, Ms. O’Neill reports to Mr. Tassé.

The company believes these changes in leadership will flatten the organizational structure to support its evolution from a late-stage research and development company into a potentially commercial-stage company.

The Company may be the target of similar litigation in the future. Any future litigation could result in substantial costs and divert management’s attention and resources, which could cause serious harm to the Company’s business, operating results and financial condition. The company maintains liability insurance; however, if any costs or expenses associated with this or any other litigation exceed its insurance coverage, the Company may be forced to bear some or all of these costs and expenses directly, which could be substantial.

The Company evaluated all other subsequent events that occurred after December 31, 2018 through the date of issuance of the consolidated financial statements and determined there are no other significant events that require adjustments or disclosure.